Prepaid expenses	12 Months Ended
Dec. 31, 2024
Prepaid expenses
Prepaid expenses
15 Prepaid expenses
As of December 31, 2024, prepaid expenses were comprised of prepaid server hosting fees and software licenses of USD 3,745 thousand (2023: USD 5,155 thousand), prepaid rent of USD 330 thousand (2023: USD 2,550 thousand), prepaid insurance of USD 1,252 thousand (2023: USD 1,064 thousand) and advance payments to the Group’s partners for online payment services amounting to USD 226 thousand (2023: USD 364 thousand). The remaining amount of USD 350 thousand (2023: USD 337 thousand) relates to other goods and services, namely travel and entertainment and professional fees.